Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2040 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.91%)
Since Inception	5.20%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0270
Average Annual Return:
Past 1 year	(18.14%)
Since Inception	4.97%	[1]

[1]	A From August 31, 2018